Summary of Significant Accounting Policies and Basis of Presentation, Recently Adopted/ Issued Accounting Pronouncements (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Recently Adopted/ Issued Accounting Pronouncements [Abstract]
Operating ROU assets	$ 43,439	[1]	$ 43,724	[1],[2]	$ 0	[2]
Prepaid expenses and other current assets	3,398		2,670		3,277
Current portion of operating lease liabilities	7,113	[3]	9,177	[3],[4]	0	[4]
Long-term operating lease liabilities	39,527	[5]	37,224	[5],[6]	0	[6]
Finance lease, ROU assets	2,913		1,998
Finance lease, lease liabilities	2,911		2,044
Other long-term liabilities	$ 8,245		5,749		$ 5,717
ASU 2016-02 [Member]
Recently Adopted/ Issued Accounting Pronouncements [Abstract]
Operating ROU assets			44,400
Prepaid expenses and other current assets			(1,200)
Current portion of operating lease liabilities			8,000
Long-term operating lease liabilities			38,000
Finance lease, ROU assets			2,500
Finance lease, lease liabilities			2,500
Other long-term liabilities			$ 2,800

[1]	Includes related party operating right-of-use assets, net of $12,015 and $13,077 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes related party current portion of operating lease liabilities of $1,923 and $1,836 at June 30, 2023 and December 31, 2022, respectively
[4]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[5]	Includes related party long-term operating lease liabilities of $10,514 and $11,631 at June 30, 2023 and December 31, 2022, respectively
[6]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022